Leases (Supplemental Cash Flow Information Related To Leases Cash Paid For Amounts Included In the Measurement Of Lease Liabilities) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Leases [Abstract]
Operating cash flows from operating leases	$ 1,992	$ 1,810